21. PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMMENT OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ProvisionForEnvironmentalLiabitiesAndAssetRetiremmentObligationsLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 803,835	R$ 524,001
Environmental liabilities [member]
ProvisionForEnvironmentalLiabitiesAndAssetRetiremmentObligationsLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	192,830	192,270
Asset retirement obligations [member]
ProvisionForEnvironmentalLiabitiesAndAssetRetiremmentObligationsLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 611,005	R$ 331,731